Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Common Stock Authorized

On November 16, 2021, the Company’s Board of Directors authorized the increase in common stock authorized from 50,000,000 shares of common stock to 100,000,000 shares of common stock.

Common Shares Issued for Services

On October 22, 2021, the Company issued 2,488 shares of common stock, with a fair value of approximately $15,000 at date of grant, or $6.00 per common share, to a consultant for services rendered.

Employee Option Grants

On November 16, 2021, the Company granted to an employee an option to purchase 25,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on November 16, 2026, and where 2,083 Option Shares vest monthly beginning on November 16, 2021.

Senior Convertible Notes Payable

Subsequent to September 30, 2021, the Company received net proceeds of $2.4 million after deducting an original issue discount of 15%, on the sale of approximately $2.8 million of its senior convertible notes payable including 2,767,706 warrants (see Note 6).

Purchase Order Commitments

Subsequent to September 30, 2021, the Company paid $530,000 of its purchase order commitments (see Note 10).

Note 11 – Subsequent Events

Common Shares Issued on Private Offerings

Subsequent to December 31, 2020, the Company received proceeds of $5.2 million on the sale of 2,597,500 shares of common stock, at an average price of $2.00 per share, as part of its private offering.

Common Shares Issued for Services

Subsequent to December 31, 2020, the Company issued 841,500 shares of common stock, with a fair value of approximately $1.7 million at date of grant, or $2.00 per common share, to Consultants.

Purchase Order Obligation

Subsequent to December 31, 2020, the Company issued purchase orders for tooling required to manufacture its products. The purchase orders totaled approximately $1.2 million, of which the Company paid $625,000 of deposits, leaving a remaining purchase order obligation of $625,000 as of the date this report was issued.

Senior Convertible Notes Payable and Warrants

Between September 23, 2021 and October 15, 2021 we offered and sold approximately $3,591,000 of Senior Convertible Promissory Notes (the “Notes”) and warrants (the “Warrants”) to purchase that number of shares of common stock into which the notes are convertible. Each Warrant is exercisable at a price (the “Exercise Price”) equal to 115% of our initial public offering price. Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of our initial public offering price.

Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of our first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by us of not less than $10,000,000 of our equity securities, as a result of or following which our common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered simultaneous with this offering.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by us or a change in control of us, and (ii) the right to be repaid any and all principal and interest due by us from any and all proceeds of us resulting from any sale of assets and any sale and issuance of and debt or equity securities.

Amended Employment Agreement

On March 21, 2021, the Company and Mr. Destler, Chief Executive Officer “(the “Executive”), entered into an amended Employment Agreement (the “Amended Agreement”). See Note 8 for the general terms of the employment agreement dated December 17, 2018. The Executive’s employment term of five (5) years was extended to a term of ten (10) years, and the Executive’s base salary increased to $240,000 per annum effective June 1, 2021. Executive’s monthly salary shall increase by not less than five percent (5%), on June 1, 2022, and by not less than five percent (5%) on Executive’s then monthly salary on June 1 of each year thereafter for the term of the Amended Agreement.

The Amended Agreement replaced the Executive’s option for up to 1,000,000 shares of Company common stock annually at the discretion of the Board of Directors, with the option to purchase 4,000,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on April 1, 2031, and where 83,333 Option Shares vest monthly beginning on May 1, 2021. This option shall survive termination of the Agreement.

The Amendment Agreement also granted Mr. Destler 1,000,000 shares of the Company’s common stock upon the Company’s listing of its common stock on any market of the Nasdaq or New York Stock Exchange. Executive may, in his sole discretion, be granted any part of or all such 1,000,000 shares in the form of a warrant or option, exercisable at $0.001 per share, for the purchase of 1,000,000 shares of common stock of the Company, for a term of five (5) years. Executive’s grant of and right to such 1,000,000 shares is conditioned upon and subject to Executive being an employee, officer or director of the Company at the time that the Company’s shares of common stock are listed on any market of the Nasdaq or New York Stock Exchange.

Advisor Agreements

On August 24, 2021, the Company entered into an advisor agreement with ICM Capital Management, LLC (“ICM”) regarding the role and compensation of ICM in connection with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified by ICM to the Company to raise up to $2.0 million. The advisor agreement shall expire on the date specified by either ICM or the Company not less than 30 days prior to the date of termination. The Company agreed to pay ICM a fee equal to 2.0% of the total principal amount of the loan to be made by an investor to the Company.

On August 24, 2021, the Company entered into an advisor agreement with INTE Securities LLC (“INTE”) regarding the role and compensation of INTE in connection with equity transactions in which the Company, in each case directly or indirectly through one or more affiliates, (i) raises equity capital from one or more investors or otherwise issues the Company’s capital stock or (ii) otherwise issues instruments convertible into the Company’s capital stock, with the principal purpose of raising capital from one or more investors identified by INTE to the Company. The advisor agreement shall expire on the date specified by either INTE or the Company not less than 30 days prior to the date of termination. The Company agreed to pay INTE a fee equal to 4.0% of the total principal amount of the equity capital received from an investor by the Company. The INTE fee will be fully earned and due and payable at the initial closing of such transaction regardless of whether the capital raised is funded at the initial closing or over time.

Advisory Board Agreements

On August 18, 2021 and September 24, 2021, the Company entered into a one year consulting agreement (the “Agreement”), with automatic annual renewals, for which the consultants are to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultants $5,000 per calendar quarter and granted the consultants options to purchase 20,000 shares of the Company’s common stock, with a three (3) year life, vesting over a twelve (12) month period, and exercisable at $2.00 per share. The consultant will be granted an additional 20,000 options to purchase shares on each automatic contract renewal period.

On July 14, 2021, the Company entered into a three year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company issued 12,500 restricted shares of common stock to the consultant and granted options to purchase 25,000 shares of the Company’s common stock on January 1, 2022, options to purchase 30,000 shares of the Company’s common stock on July 1, 2022, options to purchase 30,000 shares of the Company’s common stock on January 1, 2023, and options to purchase 30,000 shares of the Company’s common stock on July 1, 2023. Each option shall have a term of three (3) years, vest immediately upon grant by the Company, and be exercisable at $2.00 per share.

On July 1, 2021, the Company entered into a three year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultant $5,000 per month during the first six month period of the Agreement, and the Company shall grant, as of July 1, 2021, (i) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on the date hereof, at an exercise price of $2.00 per share, (ii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2021, at an exercise price of $2.00 per share, (iii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on June 1, 2022, at an exercise price of $4.00 per share, and (iv) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2022, at an exercise price of $4.00 per share.

Equity Incentive Plan

After December 31, 2020, the Board increased the number of common shares authorized to be issued under the Company’s 2016 Equity Incentive Plan (see Note 7) from 1,000,000 common shares to 7,000,000 common shares and granted 4,300,000 stock options to its executives and 25,000 stock options to an employee, at an exercise price of $2.00 per share.

Kingdom Building Consulting Agreement

On April 1, 2021, the Company entered into a consulting agreement with Kingdom Building, Inc. (“KBI”). For an initial one year period, with automatic annual extensions thereafter, KBI will advise, counsel and inform designated officers and employees of the Company as it relates to financial markets, competitors, business acquisitions and other aspects of or concerning the Company’s business about which KBI has knowledge or expertise.

The Company agreed to pay $5,000 per month, with an additional $5,000 per month deferred until the closing of the first financing of $250,000 or greater. At the closing of the financing, the amount deferred will be due in full and the monthly fee will be $10,000 for the remainder of the contract term. The Company also agreed to sell to KBI, at par value, 50,000 shares of the Company’s common stock.

Upon the closing of an investment in the Company of at least $5 million in gross proceeds by a third party investor, or any other funding that may take the form of, but not be limited to, debt or other alternative financing, or the entry into a joint venture or any other form of merger or consolidation between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equal to one percent (1.00%) to the Company’s fully diluted shares outstanding, and upon the closing of an initial public offering of at least $5 million in gross proceeds, or any other form or merger or combination between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equity to one-half percent (0.50%) of the Company’s fully diluted shares outstanding.